Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046
713 626 1919
www.invesco.com/us

April 28, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group)
CIK No. 0000019034

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectuses relating to the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares as applicable, of Invesco European Small Company Fund, Invesco Global Core Equity Fund, Invesco International Small Company Fund and Invesco Small Cap Equity Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 124 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 124 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 26, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel